Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

Note 16: Subsequent Events

On July 18, 2017, we entered into an agreement with BRE Ace Holdings LLC, a Delaware limited liability company (“BRE Ace Holdings”), an affiliate of Blackstone Real Estate Partners VIII, which is an affiliate of Blackstone and formed BRE Ace LLC. Pursuant to the agreement, we contributed $40 million in cash for a 25 percent interest in BRE Ace LLC, which owns, a 1,201-key timeshare resort property and related operations, commonly known as “Elara, by Hilton Grand Vacations,” located in Las Vegas Nevada. The Company’s investment in BRE Ace LLC will be accounted for under equity method of accounting.

Note 23: Subsequent Events

On February 22, 2017, as described in an offering circular, we priced our new $350 million securitization, consisting of $291 million of 2.66 percent notes and $59 million of 2.96 percent notes both maturing on December 26, 2028. The notes will be issued on or about March 6, 2017.

In February 2017, we entered into a firm purchase commitment to purchase $18 million of timeshare inventory to be constructed in the future and made an initial deposit of $3 million. The remainder of the purchase price will be paid upon completion of the timeshare inventory.

On January 3, 2017, the spin-off transaction was completed and we became a separate publicly-traded company. The spin-off transactions were completed via a distribution to each of Hilton’s stockholders of record, as of close of business on December 15, 2016, of 100 percent of the outstanding common stock of Park and HGV. Each Hilton stockholder received one share of Park common stock for every five shares of Hilton common stock and one share of HGV common stock for every 10 shares of Hilton common stock. Following the spin-off we entered into various agreements with Hilton, including a Transition Services Agreement, an Employee Matters Agreement and a Tax Matters Agreement. See Item 1. Business for further discussion.